Investments in Associates and Other Companies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [text block] [Abstract]
Schedule of activity with respect to investments in other companies
				Investment
	Ownership interest As of December 31,			Carrying value As of December 31,			Profit and loss As of December 31,
	2021%	2020%	2019%	2021 MCh$	2020 MCh$	2019 MCh$	2021 MCh$	2020 MCh$	2019 MCh$
Redbanc S.A. (*)	33.43	-	-	3,321	-	-	472	-	-
Transbank S.A. (*)	25.00	-	-	21,288	-	-	(3,046)	-	-
Centro de Compensación Automatizado S.A.	33.33	33.33	33.33	3,664	2,788	2,184	876	603	293
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	1,769	1,633	1,485	344	302	252
Cámara de Compensación de Alto Valor S.A.	15.00	15.00	15.00	1,008	971	958	58	28	29
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	3,134	3,476	3,986	437	337	390
Servicios de Infraestructura de Mercado OTC S.A.	12.07	12.07	12.07	1,561	1,528	1,556	33	(24)	60
Subtotal				35,745	10,396	10,169	(826)	1,246	1,024
Shares or rights in other companies
Bladex				-	136	-	-	-	13
Stock Exchanges				181	228	-	163	142	109
Others				8	10	8	-	-	-
Total				35,934	10,770	10,177	(663)	1,388	1,146

(*)	In December 2021, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.

Schedule of activity with respect to investments in other companies
	December 31,
	2021	2020
	MCh$	MCh$
Bladex	-	310
Stock exchange	181	228
Others	8	10
Total	189	548

Schedule of activity with respect to investments in other companies
	As of December 31,
	2021				2020				2019
	Assets MCh$	Liabilities MCh$	Equity MCh$	Net income MCh$	Assets MCh$	Liabilities MCh$	Equity MCh$	Net income MCh$	Assets MCh$	Liabilities MCh$	Equity MCh$	Net income MCh$
Redbanc S.A.	28,410	18,475	8,522	1,413	-	-	-	-	23,413	14,106	8,441	866
Transbank S.A.	1,317,587	1,232,689	97,337	(12,439)	-	-	-	-	1,217,448	1,133,441	70,605	13,402
Centro de Compensación Automatizado S.A.	13,247	2,519	8,100	2,628	11,134	2,953	6,371	1,810	8,550	1,998	5,671	881
Sociedad Interbancaria de Depósito de Valores S.A.	6,675	358	5,143	1,175	5,840	314	4,496	1,030	5,074	4	4,209	861
Cámara de Compensación de Alto Valor S.A.	7,569	931	6,246	392	7,158	722	6,246	190	7,372	986	6,193	193
Administrador Financiero del Transantiago S.A.	54,437	35,279	17,233	1,925	49,841	30,670	17,227	1,944	54,712	34,787	17,978	1,947
Sociedad Nexus S.A.	-	-	-	-	-	-	-	-	31,147	13,471	17,660	16
Servicios de Infraestructura de Mercado OTC S.A.	35,641	23,023	12,246	371	14,480	2,232	12,441	(193)	15,152	2,682	11,993	477
Total	1,463,566	1,313,274	154,826	(4,534)	88,453	36,891	46,781	4,781	1,362,868	1,201,475	142,750	18,643

Schedule of activity with respect to investments in other companies
	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Opening balance as of January 1,	10,770	10,177	32,003
Acquisition of investments	27,233		-
Sale of investments	(136)	(20)	-
Participation in income	(714)	1,388	1,146
Dividends received	506	(508)	(130)
Other adjustments	(1,914)	(641)	(22,842)

Closing balances as of December 31,	35,745	10,396	10,177